Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 9,853	$ 9,656
Interest on debt securities:
Taxable	1,529	1,166
Tax-exempt	477	489
Dividends	4	7
Other interest	141	249
Total interest and dividend income	12,004	11,567
Interest expense:
Interest on deposits	894	1,037
Interest on securities sold under agreements to repurchase	4	4
Interest on Federal Home Loan Bank advances	19
Total interest expense	917	1,041
Net interest and dividend income	11,087	10,526
Provision for loan losses	345	320
Net interest and dividend income after provision for loan losses	10,742	10,206
Noninterest income:
Service charges on deposit accounts	488	495
Writedown of securities (includes losses of $57 and $70, net of $40 and $58, respectively, recognized in other comprehensive (loss) income for the years ended December 31, 2013 and 2012, before taxes)	(17)	(12)
Gain on sales of investments	126	125
Mortgage banking activities	1,390	2,266
Investment services fees and commissions	231	171
Other service charges and fees	686	798
Increase in cash surrender value of life insurance policies	209	208
Other income	13	2
Total noninterest income	3,126	4,053
Noninterest expense:
Salaries and employee benefits	6,880	6,271
Occupancy expense	1,185	1,059
Equipment expense	290	275
Loss on sales and other writedowns of other real estate owned	87	38
Professional fees	543	577
Advertising and promotions	756	655
Forms and supplies	144	173
Correspondent charges	318	344
FDIC assessment	188	176
Postage	86	93
Directors' fees	264	229
Data processing	619	502
Other expense	1,239	1,116
Total noninterest expense	12,599	11,508
Income before income tax expense	1,269	2,751
Income tax expense	134	707
Net income	1,135	2,044
Net income available to common stockholders	$ 1,029	$ 1,898
Earnings per common share	$ 1.18	$ 2.19
Earnings per common share, assuming dilution	$ 1.17	$ 2.18